Related and Interested Parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses
Disclosure of transactions between related parties [line items]
Salaries, wages and related expenses	$ 486	$ 588	$ 316
Legal and professional services	369	301	281
Share-based payments	482	777	488
Sales and Marketing expenses
Disclosure of transactions between related parties [line items]
Salaries, wages and related expenses	126	0	0
Legal and professional services	16	0	0
Share-based payments	44	0	0
Research & Development expenses
Disclosure of transactions between related parties [line items]
Salaries, wages and related expenses	259	338	121
Share-based payments	$ 51	$ 66	$ 64